Employee Cost - Summary of Fair Value of Company's Pension Plan Assets (Detail) - Pension benefits [Member]	Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	9.50%	2.30%
Deposits with Insurance companies	17.70%	24.10%
Total	100.00%	100.00%
Level 1 [Member]
Disclosure of fair value of plan assets [line items]
Debt instruments	65.10%	66.10%
Equity instruments (quoted)	7.70%	7.40%
Level 2 and 3 of fair value hierarchy [Member]
Disclosure of fair value of plan assets [line items]
Debt instruments	0.00%	0.10%